Benefit Plans, Change in Projected Benefit Obligation, Plan Assets and Funded Status Reconciliation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) h yr	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Change in plan assets and reconciliation of funded status [Roll Forward]
Company contributions	$ 0	$ 0
Retirement Plan [Member]
Defined benefit plan [Abstract]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement | yr	5
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation [Roll Forward]
Accumulated benefit obligation at beginning of year	$ 23,159	23,042
Service cost	0	0	$ 0
Interest cost	1,155	1,213	888
Benefit payments and expected expenses	(1,664)	(1,741)
Net actuarial (gain) loss	(1,058)	645
Accumulated benefit obligation at end of year	21,592	23,159	23,042
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	59,641	52,673
Actual gain on plan assets	9,491	8,747
Benefit payments and actual expenses	(1,711)	(1,779)
Fair value of plan assets at end of year	67,421	59,641	52,673
Funded status at end of year	45,829	36,482
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Accumulated benefit obligation at beginning of year	5,628	4,893
Service cost	18	11	18
Interest cost	284	271	207
Net actuarial (gain) loss	478	527
Accumulated benefit obligation at end of year	6,214	5,628	4,893
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	33,224	28,988
Actual gain on plan assets	4,877	4,260
Company contributions	172	50
Benefits paid and actual expenses	(194)	(74)
Fair value of plan assets at end of year	38,079	33,224	$ 28,988
Funded status at end of year	$ 31,865	$ 27,596